Financial Instruments (Interest Rate Exposure) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Fair value changes reclassified from other comprehensive earnings	$ 0	$ 9,000,000	$ 4,000,000
Interest rate swap [Member]
Derivative [Line Items]
Notional amount	0
Notional amount of derivatives terminated	500,000,000	1,250,000,000
Fair value changes reclassified from other comprehensive earnings	1,000,000	2,000,000
Gain (loss) on interest rate derivative	0	(7,000,000)	(17,000,000)
Gain (loss) reclassified from accumulated other comprehensive earnings into income	(1,000,000)	$ (9,000,000)	$ (4,000,000)
Forward contracts [Member]
Derivative [Line Items]
Notional amount	$ 0